Investment Objectives and Goals - (Eaton Vance Emerging Markets Debt Opportunities Fund Prospectus) - (Eaton Vance Emerging Markets Debt Opportunities Fund)	Jul. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.